Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Summary of key management personnel remuneration

	For the years ended
	December 31,
	2021	2020	2019
Salary and bonus	111,702	102,164	116,784
LTIPs, including related social taxes	275,640	224,527	167,004
Pension contributions	12,603	11,469	12,825
Other social contributions	6,147	5,599	6,404
Total remuneration	406,092	343,759	303,017

Summary of board of directors remuneration

	For the years ended
	December 31
	2021	2020	2019
Cash compensation	30,460	30,099	17,281
Equity awards, including social taxes	24,654	23,597	15,025
Pension contributions	4,628	6,238	2,930
Other social contributions	717	400	195
Total remuneration	60,459	60,334	35,431

Summary of transactions with other related parties

	Loans granted		Loans received		Services provided to
	to related parties		from related parties		and received from related parties
	Amounts		Amounts		Services	Amounts	Services		Amounts
	owed by		owed to		provided to	owed by	received from		owed to
	related	Interest	related	Interest	related	related	related		related
	parties	income	parties	expense	parties	parties	parties		parties
For the year ended and as of December 31, 2021
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	6,508	—	—		1,729
Non-controlling shareholders	—	—	3,793	572	—	—	—		—
Equity-accounted investee	—	782	—	—	2,525	—	609		—
	—	782	3,793	572	9,033	—	609		1,729
For the year ended and as of December 31, 2020
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	4,621	—	720		688
Non-controlling shareholders	—	—	1,478	11	—	—	—		—
Equity-accounted investee	19,719	947	—	—	2,281	1,140	26		—
	19,719	947	1,478	11	6,902	1,140	746		688
For the year ended and as of December 31, 2019
Shareholders of the Group	—	—	—	—	—	—	9,309	*	—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	7,448	—	—		270
	—	—	—	—	7,448		9,309		270

*Represents reimbursement of road show expenses incurred by Goldman Sachs & Co. LLC in the course of the Group’s IPO.